Notes payable - Other notes (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)
Notes payable
Notes payable outstanding	$ 587,767	$ 622,670
Other Notes Payable
Notes payable
Interest expense	1,200	$ 600
BHH Note
Notes payable
Notes payable outstanding	$ 7,500
Interest rate	15.00%		15.00%
VOWL Note
Notes payable
Notes payable outstanding | €			€ 1.9
Interest rate	5.90%		5.90%